RIGHT OF USE ASSETS AND LEASES - Right-of-use assets (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	R 49.1
Additions	15.9	R 16.7
Lease modifications	1.2	2.3
Closing balance	47.7	49.1
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	74.1	56.1
Additions	15.9	16.7
Lease modifications	1.2	2.3
Lease derecognitions	(1.6)	(1.0)
Closing balance	89.6	74.1
Accumulated depreciation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(25.0)	(11.2)
Depreciation	(18.5)	(14.8)
Lease derecognitions	1.6	1.0
Closing balance	(41.9)	(25.0)
Mine plant facilities and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	20.6
Closing balance	18.2	20.6
Mine plant facilities and equipment [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	26.8	11.1
Additions	6.0	16.7
Lease modifications	0.0	0.0
Lease derecognitions	(1.6)	(1.0)
Closing balance	31.2	26.8
Mine plant facilities and equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(6.2)	(2.9)
Depreciation	(8.4)	(4.3)
Lease derecognitions	1.6	1.0
Closing balance	(13.0)	(6.2)
Mine property and development [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	28.5
Closing balance	29.5	28.5
Mine property and development [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	47.3	45.0
Additions	9.9	0.0
Lease modifications	1.2	2.3
Lease derecognitions	0.0	0.0
Closing balance	58.4	47.3
Mine property and development [member] | Accumulated depreciation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(18.8)	(8.3)
Depreciation	(10.1)	(10.5)
Lease derecognitions	0.0	0.0
Closing balance	R (28.9)	R (18.8)